Share-Based Compensation - Schedule of Company Granted Options (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ₪ / shares
Schedule of Company Granted Options [Line Items]
Award amount (in Dollars)	$ 542,039		$ 344,182
Employees [Member]
Schedule of Company Granted Options [Line Items]
Award amount (in Dollars)	$ 65,957		$ 339,185
Exercise price (in New Shekels per share and Dollars per share) | ₪ / shares		₪ 0.23		₪ 0.23
Vesting period	4 years		4 years
Expiration	10 years		10 years
Employees [Member]
Schedule of Company Granted Options [Line Items]
Award amount (in Dollars)	$ 378,901
Vesting period	4 years
Expiration	10 years
Employees [Member] | Minimum [Member]
Schedule of Company Granted Options [Line Items]
Exercise price (in New Shekels per share and Dollars per share) | $ / shares	$ 9.44
Employees [Member] | Maximum [Member]
Schedule of Company Granted Options [Line Items]
Exercise price (in New Shekels per share and Dollars per share) | $ / shares	$ 10.88
Directors [Member]
Schedule of Company Granted Options [Line Items]
Award amount (in Dollars)	$ 75,957
Exercise price (in New Shekels per share and Dollars per share) | ₪ / shares		0.23
Vesting period	4 years
Expiration	10 years
Subcontractors and directors [Member]
Schedule of Company Granted Options [Line Items]
Award amount (in Dollars)	$ 4,390		$ 4,997
Exercise price (in New Shekels per share and Dollars per share) | ₪ / shares		₪ 0.23		₪ 0.23
Vesting period	4 years		4 years
Expiration	10 years		10 years
Subcontractors [Member]
Schedule of Company Granted Options [Line Items]
Award amount (in Dollars)	$ 16,834
Vesting period	4 years
Expiration	10 years
Subcontractors [Member] | Minimum [Member]
Schedule of Company Granted Options [Line Items]
Exercise price (in New Shekels per share and Dollars per share) | $ / shares	$ 9.67
Subcontractors [Member] | Maximum [Member]
Schedule of Company Granted Options [Line Items]
Exercise price (in New Shekels per share and Dollars per share) | $ / shares	$ 10.48